INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets
The following tables outline the changes in intangible assets during the period:

	License agreements	Customer lists (1)	Software (2)	Patents/ Trademark/Trade names (3)	Non-compete agreements	Total
	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2019	190	105,497	8,618	15,053	8,034	137,392
Additions – separately acquired	—	—	1,881	—	—	1,881
Additions through business acquisitions	—	18,462	—	1,616	1,441	21,519
Disposals	—	—	(421)	—	—	(421)
Foreign exchange and other	—	(207)	—	135	(180)	(252)
Balance as of December 31, 2020	190	123,752	10,078	16,804	9,295	160,119
Accumulated amortization and impairments
Balance as of December 31, 2019	190	16,122	2,506	382	3,143	22,343
Amortization	—	10,406	1,449	257	1,491	13,603
Disposals	—	—	(371)	—	—	(371)
Impairments	—	—	371	—	—	371
Foreign exchange and other	—	(49)	—	2	(54)	(101)
Balance as of December 31, 2020	190	26,479	3,955	641	4,580	35,845
Net carrying amount as of December 31, 2020	—	97,273	6,123	16,163	4,715	124,274

	License agreements	Customer lists (1)	Software (2)	Patents/ Trademark/Trade names (3)	Non-compete agreements	Total
	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2020	190	123,752	10,078	16,804	9,295	160,119
Additions – separately acquired	—	—	3,268	3,503	—	6,771
Additions through business acquisitions	—	8,343	30	12,152	1,126	21,651
Disposals	(75)	(2,344)	—	—	—	(2,419)
Foreign exchange and other	—	(296)	(20)	(87)	(122)	(525)
Balance as of December 31, 2021	115	129,455	13,356	32,372	10,299	185,597
Accumulated amortization and impairments
Balance as of December 31, 2020	190	26,479	3,955	641	4,580	35,845
Amortization	—	9,331	1,982	706	1,657	13,676
Disposals	(75)	(2,344)	—	—	—	(2,419)
Foreign exchange and other	—	(141)	4	(14)	(79)	(230)
Balance as of December 31, 2021	115	33,325	5,941	1,333	6,158	46,872
Net carrying amount as of December 31, 2021	—	96,130	7,415	31,039	4,141	138,725

(1)Includes customer relationships related to the Company's acquisition of Polyair Inter Pack Inc. on August 3, 2018, with a carrying amount of $54.9 million and $59.6 million as of December 31, 2021 and 2020, respectively. These customer relationships will be fully amortized in the year 2033.
(2)Includes $0.1 million and $0.4 million of acquired software licenses during the years ended December 31, 2021 and 2020, respectively.
(3)Includes trademarks and trade names not subject to amortization totalling $22.9 million and $16.1 million as of December 31, 2021 and 2020, respectively.